Annual Total Returns	0 Months Ended
Jan. 01, 2013
(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(12.97%)
Annual Return 2003	18.73%
Annual Return 2004	6.64%
Annual Return 2005	5.76%
Annual Return 2006	10.66%
Annual Return 2007	10.01%
Annual Return 2008	(23.27%)
Annual Return 2009	28.38%
Annual Return 2010	12.70%
Annual Return 2011	1.57%
(Columbia Greater China Fund - A B C I R5 W & Z) | (Columbia Greater China Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(12.49%)
Annual Return 2003	54.83%
Annual Return 2004	14.43%
Annual Return 2005	9.04%
Annual Return 2006	69.50%
Annual Return 2007	59.07%
Annual Return 2008	(50.08%)
Annual Return 2009	58.16%
Annual Return 2010	14.58%
Annual Return 2011	(23.33%)
(Columbia Mid Cap Growth Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Mid Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(24.54%)
Annual Return 2003	30.43%
Annual Return 2004	7.31%
Annual Return 2005	16.36%
Annual Return 2006	11.93%
Annual Return 2007	20.06%
Annual Return 2008	(43.98%)
Annual Return 2009	43.90%
Annual Return 2010	29.84%
Annual Return 2011	(4.41%)
(Columbia Small Cap Growth Fund I - A B C I K R R4 R5 Y & Z) | (Columbia Small Cap Growth Fund I) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(26.58%)
Annual Return 2003	44.29%
Annual Return 2004	9.61%
Annual Return 2005	13.14%
Annual Return 2006	16.72%
Annual Return 2007	21.49%
Annual Return 2008	(42.79%)
Annual Return 2009	37.68%
Annual Return 2010	31.23%
Annual Return 2011	(5.18%)
(Columbia Global Dividend Opportunity Fund - A B C I R W Y & Z) | (Columbia Global Dividend Opportunity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(8.56%)
Annual Return 2003	36.45%
Annual Return 2004	15.70%
Annual Return 2005	7.38%
Annual Return 2006	14.58%
Annual Return 2007	14.77%
Annual Return 2008	(41.51%)
Annual Return 2009	37.14%
Annual Return 2010	17.25%
Annual Return 2011	(8.89%)
(Columbia Technology Fund - A B C R4 R5 & Z) | (Columbia Technology Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(38.17%)
Annual Return 2003	85.22%
Annual Return 2004	21.51%
Annual Return 2005	16.76%
Annual Return 2006	8.96%
Annual Return 2007	23.54%
Annual Return 2008	(51.00%)
Annual Return 2009	50.85%
Annual Return 2010	25.93%
Annual Return 2011	(14.59%)
(Columbia Contrarian Core Fund - A B C I K R R4 R5 T W Y & Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(24.86%)
Annual Return 2003	22.83%
Annual Return 2004	5.94%
Annual Return 2005	11.32%
Annual Return 2006	14.64%
Annual Return 2007	12.53%
Annual Return 2008	(35.42%)
Annual Return 2009	37.25%
Annual Return 2010	16.21%
Annual Return 2011	(0.93%)
(Columbia Small Cap Core Fund - A B C I R4 R5 T W Y & Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(8.23%)
Annual Return 2003	39.14%
Annual Return 2004	16.55%
Annual Return 2005	6.27%
Annual Return 2006	16.20%
Annual Return 2007	(0.39%)
Annual Return 2008	(33.01%)
Annual Return 2009	33.95%
Annual Return 2010	28.33%
Annual Return 2011	(2.95%)
(Columbia Emerging Markets Fund - A B C I K R R5 W Y & Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	18.90%
(Columbia Energy and Natural Resources Fund - A B C I K R R4 R5 Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(10.14%)
Annual Return 2003	32.81%
Annual Return 2004	34.27%
Annual Return 2005	45.69%
Annual Return 2006	11.34%
Annual Return 2007	36.25%
Annual Return 2008	(43.80%)
Annual Return 2009	40.70%
Annual Return 2010	17.25%
Annual Return 2011	(10.92%)
(Columbia Select Small Cap Fund - A C R & Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(19.38%)
Annual Return 2003	48.71%
Annual Return 2004	22.66%
Annual Return 2005	2.69%
Annual Return 2006	16.35%
Annual Return 2007	10.80%
Annual Return 2008	(41.42%)
Annual Return 2009	29.75%
Annual Return 2010	30.11%
Annual Return 2011	(12.50%)
(Columbia Value and Restructuring Fund - A C I R R4 R5 W Y & Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(23.32%)
Annual Return 2003	47.78%
Annual Return 2004	19.36%
Annual Return 2005	9.96%
Annual Return 2006	14.88%
Annual Return 2007	10.43%
Annual Return 2008	(47.30%)
Annual Return 2009	47.29%
Annual Return 2010	19.68%
Annual Return 2011	(10.79%)